Average Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025
Fidelity Advisor Multi-Asset Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.26%
Past 5 years	6.83%
Since Inception	7.39%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.91%
Past 5 years	5.47%
Since Inception	5.92%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.27%
Past 5 years	4.83%
Since Inception	5.24%	[1]
Fidelity Advisor Multi-Asset Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.19%
Past 5 years	6.86%
Since Inception	7.41%	[2]
Fidelity Advisor Multi-Asset Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.76%
Past 5 years	6.90%
Since Inception	7.17%	[3]
Fidelity Advisor Multi-Asset Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.92%
Past 5 years	7.98%
Since Inception	8.13%	[4]
Fidelity Advisor Multi-Asset Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.95%
Past 5 years	8.08%
Since Inception	9.23%	[5]
F1878
Average Annual Return:
Past 1 year	12.65%
Past 5 years	7.18%
Since Inception	8.11%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Since Inception	1.37%

[1]	A From September 9, 2015 .
[2]	B From September 9, 2015 .
[3]	C From September 9, 2015 .
[4]	D From September 9, 2015 .
[5]	E From October 2, 2018 .